FINANCIAL RISK MANAGEMENT - Foreign exchange and interest rate risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign exchange risk
Financial risk factors
Increase/Decrease of rate (in percent)	10.00%
Canadian dollars | Foreign exchange risk | Cash and cash equivalents, and restricted cash
Financial risk factors
Increase/Decrease amount	$ 5,254	$ 4,837	$ 7,011
Canadian dollars | Foreign exchange risk | Accounts Payable
Financial risk factors
Increase/Decrease amount	$ 80,654	$ 13,000	$ 32,000
Euros
Financial risk factors
Revenue (as a percent)	30.00%	23.00%	65.00%
Euros | Foreign exchange risk | Accounts receivables
Financial risk factors
Increase/Decrease amount	$ 6,288	$ 6,000	$ 50,000
Euros | Foreign exchange risk | Cash and cash equivalents, and restricted cash
Financial risk factors
Increase/Decrease amount	2,780	5,855	44,792
Euros | Foreign exchange risk | Accounts Payable
Financial risk factors
Increase/Decrease amount	$ 176,569	$ 30,000	$ 10,000